Intangible Assets, Net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years	2 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	4 years	2 years
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years